REVENUE - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 39,594	$ 30,541	$ 80,229	$ 59,756
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	25.00%	31.00%	25.00%	36.00%
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 15,139	$ 8,310	$ 30,640	$ 17,611
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	37.00%	41.00%	38.00%	47.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	26.00%	28.00%	25.00%	21.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	37.00%	31.00%	37.00%	32.00%
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 2,788	$ 2,584	$ 5,414	$ 4,269
Reclassification adjustment | Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues		130	$ 117	294
Reclassification adjustment | Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues		$ 142		$ 209